Annual Total Returns[BarChart] - World Bond Factor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.07%	4.88%	(1.34%)	(1.94%)	(5.89%)	5.30%	8.57%	(4.13%)	10.76%	9.37%